SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT NET (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Total property and equipment, gross		$ 1,152	$ 1,034
Less: accumulated deprecation		(504)	(253)
Total property and equipment, net	$ 508	648	781
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross		619	578
Leasehold Improvements Office Furniture And Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross		351	316
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross		$ 182	$ 140